Restructuring and Other Costs, Net Restructuring Costs (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Restructuring Cost and Reserve [Line Items]
Additional accruals and adjustments to accruals (see table above)									$ 24.0	$ 30.5	$ 1.9
Acquisition expenses									2.9	20.2	0
Integration expenses									23.0	20.2	0
Net property, plant and equipment									14.8	17.7	4.3
Severance and other employee costs									0.6	0.3	0.2
Equipment relocation									4.1	2.1	0.2
Facility carrying costs									5.9	1.9	0.2
Other									(0.1)	0.4	0.6
Total restructuring and other costs, net	$ 23.1	$ 13.7	$ 28.1	$ 10.3	$ 30.9	$ 55.5	$ 6.3	$ 0.6	$ 75.2	$ 93.3	$ 7.4